UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08966

Name of Registrant:	Legg Mason Capital Management Growth Trust, Inc.
Fund Address:	100 International Drive
Baltimore, MD 21202

Name and address of agent for service:	Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902

Registrant’s telephone number, including area code:

Fund Investor Services 1-800-822-5544 or Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: September 30, 2009

Item 1 – Portfolio of Investments.

LEGG MASON CAPITAL MANAGEMENT

GROWTH TRUST, INC. (FORMERLY

KNOWN AS LEGG MASON GROWTH

TRUST, INC.)

FORM N-Q

SEPTEMBER 30, 2009

Quarterly Report to Shareholders	1

Portfolio of Investments

Legg Mason Capital Management Growth Trust, Inc.

September 30, 2009 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 97.5%
Consumer Discretionary — 7.7%
Hotels, Restaurants and Leisure — 2.2%
Yum! Brands Inc.	245,000	$8,271,200

Internet and Catalog Retail — 3.2%
Amazon.com Inc.	130,000	12,136,800	A

Textiles, Apparel and Luxury Goods — 2.3%
NIKE Inc.	130,000	8,411,000

Consumer Staples — 8.0%
Beverages — 3.3%
PepsiCo Inc.	210,000	12,318,600

Food and Staples Retailing — 4.7%
Costco Wholesale Corp.	125,000	7,057,500
CVS Caremark Corp.	300,000	10,722,000

		17,779,500

Energy — 9.8%
Energy Equipment and Services — 7.1%
Halliburton Co.	510,000	13,831,200
Transocean Ltd.	150,000	12,829,500	A

		26,660,700

Oil, Gas and Consumable Fuels — 2.7%
XTO Energy Inc.	250,000	10,330,000

Financials — 10.6%
Commercial Banks — 3.0%
Wells Fargo & Co.	400,000	11,272,000

Consumer Finance — 4.5%
American Express Co.	500,000	16,950,000

Insurance — 3.1%
Aflac Inc.	275,000	11,753,500

Health Care — 11.2%
Health Care Equipment and Supplies — 4.8%
Medtronic Inc.	250,000	9,200,000
Stryker Corp.	200,000	9,086,000

		18,286,000

Health Care Providers and Services — 2.6%
Aetna Inc.	350,000	9,740,500

Pharmaceuticals — 3.8%
Allergan Inc.	250,000	14,190,000

Industrials — 10.3%
Aerospace and Defense — 4.1%
Goodrich Corp.	137,500	7,471,750

2	Quarterly Report to Shareholders

Portfolio of Investments - Continued

Legg Mason Capital Management Growth Trust, Inc. - Continued

	Shares/Par	Value
Industrials — Continued
Aerospace and Defense — Continued
United Technologies Corp.	132,500	$8,073,225

		15,544,975

Air Freight and Logistics — 3.8%
Expeditors International of Washington Inc.	200,000	7,030,000
United Parcel Service Inc.	130,000	7,341,100

		14,371,100

Construction and Engineering — 2.4%
Quanta Services Inc.	400,000	8,852,000	A

Information Technology — 38.0%
Communications Equipment — 10.6%
Cisco Systems Inc.	725,000	17,066,500	A
Nokia Oyj — ADR	780,000	11,403,600
QUALCOMM Inc.	250,000	11,245,000

		39,715,100

Computers and Peripherals — 8.7%
Apple Inc.	65,000	12,049,050	A
EMC Corp.	1,225,000	20,874,000	A

		32,923,050

Internet Software and Services — 9.3%
Google Inc.	24,000	11,900,400	A
Rackspace Hosting Inc.	530,000	9,041,800	A
Yahoo! Inc.	800,000	14,248,000	A

		35,190,200

IT Services — 2.3%
Paychex Inc.	300,000	8,715,000

Software — 7.1%
Autodesk Inc.	360,000	8,568,000	A
Microsoft Corp.	700,000	18,123,000

		26,691,000

Materials — 1.9%
Chemicals — 1.9%
Monsanto Co.	90,000	6,966,000

Total Common Stocks and Equity Interests (Cost — $299,121,432)		367,068,225

Quarterly Report to Shareholders	3

Portfolio of Investments - Continued

Legg Mason Capital Management Growth Trust, Inc. - Continued

	Shares/Par	Value
Repurchase Agreements — 2.9%
Bank of America 0.01%, dated 9/30/09, to be repurchased at $5,481,891 on 10/1/09 (Collateral: $5,310,000 Federal Home Loan Bank Bonds, 5.648%, due 11/27/37, value $5,696,554)	$5,481,889	$5,481,889
JPMorgan Chase & Co. 0.01%, dated 9/30/09, to be repurchased at $5,481,891 on 10/1/09 (Collateral: $5,250,000 Federal Home Loan Bank Bonds, 6.000% due 10/27/28, value $5,593,350)	5,481,889	5,481,889

Total Repurchase Agreements (Cost — $10,963,778)		10,963,778

Total Investments — 100.4% (Cost — $310,085,210)B		378,032,003
Other Assets Less Liabilities — (0.4)%		(1,451,525)

Net Assets — 100.0%		$376,580,478
A	Non-income producing.
B	Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$80,781,991
Gross unrealized depreciation	(12,835,198)

Net unrealized appreciation	$67,946,793

Abbreviation used in this Schedule:

ADR — American Depositary Receipt

Notes to Portfolio of Investments (Unaudited)

Organization and Significant Accounting Policies

  Legg Mason Capital Management Growth Trust, Inc. (formerly known as Legg Mason Growth Trust, Inc.) (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, non-diversified investment company.

Investment Valuation

  The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

  Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs). Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

  The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common stocks and equity interests†	$367,068,225	—	—	$367,068,225
Short-term investments†	—	$10,963,778	—	10,963,778
Total investments	$367,068,225	$10,963,778	—	$378,032,003

†	See Portfolio of investments for additional detailed categorizations.

Repurchase Agreements

When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Derivative Instruments and Hedging Activities

  Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2009, the Fund did not hold any derivative instruments.

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Capital Management Growth Trust, Inc.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Capital Management Growth Trust, Inc.
Date: November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Capital Management Growth Trust, Inc.
Date: November 24, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer and Treasurer, Legg Mason Capital Management Growth Trust, Inc.
Date: November 24, 2009